Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 13 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Longrich Group and its subsidiaries	Controlled by a major shareholder of the Company	Purchase and operating leases
Longliqi International (NIG) Limited	Controlled by a major shareholder of the Company	Sales
Longrich Goalbridge Company Limited	Controlled by a major shareholder of the Company	Sales
Longrich America Int’l, Inc.	Controlled by a major shareholder of the Company	Sales
Longrich Bioscience (M) Berhad	Controlled by a major shareholder of the Company	Sales
Suzhou Colori Cosmetics	The then CEO of Suzhou Colori is a one major shareholder of the Company	Purchase and operating leases

Due to related parties:

The balance in due to related parties account amounted to $178,816 and $134,381 as of December 31, 2022 and 2021, respectively. These dues to related parties, subsidiaries of Longrich Group, are typically short-term in nature, interest-free and due upon demand.

Related party lease:

As of December 31, 2022, the Company had four leases from its related party, subsidiaries of Longrich Group, and one lease from its related party, Suzhou Colori Cosmetics, both related parties are controlled by a major shareholder of the Company. The Company is obligated to pay a quarter base rent under these lease agreements. See Note 14 for further discussion.

Related party purchases:

The Company periodically purchases merchandise from Longrich Group and its subsidiaries during the ordinary course of business. The purchases made from Longrich Group were $44,886,549, $73,876,430 and $82,551,615 for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the Company had accounts payable of $1,806,352 and $2,333,455 related to these purchases.

Related party sales:

The Company made sales to related parties controlled by a major shareholder of the Company, in the amount of $160,055, $1,521,566 and $1,522,546 for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the Company had accounts receivable of $285,530 and $480,111 related to these sales.